Loans from Third Parties (Tables)	6 Months Ended
Jun. 30, 2024
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. (1)	$1,315,093	$1,549,317
Changshu Tongjiang Machinery Co., Ltd. (2)	199,520	140,847
Tu and Lei Creative Design (Beijing) Co., Ltd. (3)	-	14,080
Zhang Miao (4)	847,235	725,140
Zhang Lei Studio (5)	13,760	14,085
Xinyi Xinshuo Concrete Co., Ltd.(6)	-	70,424
Xinyi Xinnan Real Estate Co., Ltd. (7)	-	84,508
Bai Shu Tong (8)	275,200	281,694
Hainan Boxinda Technology Partnership (Limited partnership) (9)	197,325	206,482
Chen Guo (10)	58,231	59,605
Honghe County Yisa Hengtong Decoration Company (11)	110,080	112,678
Ordos Ruitu Rural Development Promotion Center (12)	-	7,042
Yu Zhanfeng (13)	68,800	-
Shexian Ruibo hardware tools factory (14)	16,512	-
Jinyue Kelley Trading (Beijing) Co., LTD (15)	19,264	-
Qihang Hongye Technology (Inner Mongolia) Co., Ltd. (16)	470,959	985,930
Total	$3,591,979	$4,251,832
Less: Loans from third parties-non current	$(475,546)	$(2,977,166)
Loans from third parties-current	$3,116,433	$1,274,666
(1)

On October 11, 2022, Beijing REIT entered into a loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd. to borrow approximately $1.2 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free. On January 18, 2023, the parties revised the loan agreement to increase the principal amount to approximately $1.2 million (RMB9 million) with a new maturity date of January 17, 2025.

On January 1, 2023, Xinyi REIT obtained a working capital loan of $281,694 (RMB2 million) from Jiangsu Yuantong Municipal Projects Construction Co., Ltd. The loan was from January 1, 2023 to December 15, 2024 and interest-free. After partial repayment, the outstanding loans were $76,693 (RMB 0.6 million) as of June 30, 2024.

(2)

On January 1, 2023, Beijing REIT entered into a loan agreement with Changshu Tongjiang Machinery Co., Ltd. to borrow $140,847 (RMB1.0 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free.

On April 9, 2024, Beijing REIT obtained a working capital loan of $61,920 (RMB 0.5 million) from Changshu Tongjiang Engineering Co., Ltd. The loan is from April 9, 2024 to April 8, 2025 and interest-free.

(3)	On January 1, 2023, Beijing REIT entered into a loan agreement with Tu and Lei Creative Design (Beijing) Co., Ltd. to borrow $138,812 (RMB1.0 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free. The loan was fully repaid in June 2024.

(4)

On February 8, 2023, Beijing REIT and Xinyi REIT entered into a loan agreement with Zhang Miao to borrow $598,377 (RMB4.2 million) as working capital loan for two years. The loan was from February 8, 2023 to February 7, 2025 and interest-free. During from January 1  to June 30, 2024, Xinyi REIT further obtained a loan of $138,812 (RMB 1.0 million) from Zhang Miao. After partial repayment, the outstanding balance of the loan was $723,395 (RMB 5.3 million) as of June 30, 2024.

On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free. After partial repayment, the loan balance was $123,840 (RMB 0.9 million) as of June 30, 2024. The loan was renewed upon maturity with a new maturity date of February 7, 2025.

(5)	On November 20, 2023, Beijing REIT entered into a loan agreement Zhang Lei Studio to borrow $14,085 (RMB0.1 million) as working capital loan for two years. The loan was from November 20, 2023 to November 19, 2025 and interest-free.

(6)	On September 17, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinshuo Concrete Co., Ltd. to borrow $70,424 (RMB0.5 million) as working capital loan for two years. The loan was from September 17, 2023 and September 16, 2025 and interest-free. The loan was fully repaid in June 2024.

(7)	On May 27, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinnan to borrow $84,508 (RMB0.6 million) as working capital loan for two years. The loan was from May 27, 2023 to on May 26, 2025 and interest-free. The loan was fully repaid in June 2024.

(8)	On December 27, 2023, REIT Ecological Technology Co., Ltd entered into a loan agreement with Bai Shu Tong to borrow $281,694 (RMB2.0 million) as working capital loan for two years. The loan was from December 27, 2023 and December 26, 2025 and interest-free.

(9)	In 2023, REIT Technology, Hainan Yile IoT and IoV Technology Research obtained working capital loans of $207,036 (RMB1.5 million) from Hainan Boxinda Science Technology Partnership. The loan was from January 30, 2023 to July 3, 2025 and interest-free. After partially repaid, the outstanding loans were $197,325 (RMB 1.4 million) as of June 30, 2024.

(10)	On January 20, 2023, the Company entered into a loan agreement with Chen Guo to borrow $59,605 (RMB0.42 million) as working capital loan for two years. The loan is from January 20, 2023 to January 19, 2025 and bears an annual interest of 1%.

(11)	On May 26, 2023, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $112,678 (RMB0.8 million) as working capital loan for two years. The loan is from May 26, 2023 to May 5, 2025 and bears an annual interest of 1%. The loan was fully repaid in June 2024.

(12)	On July 7, 2023, REIT Ecological Technology obtained a working capital loan of $7,042 from Ordos Ruitu Rural Development Promotion Center. The loan is from July 7, 2023 to July 6, 2024 and interest-free. The loan was fully repaid in January 2024.

(13)	On March 13, 2024, REIT Ecological Technology obtained a working capital loan of $68,800 (RMB 0.5 million) from Yu Zhanfeng. The loan is from March 13, 2024 to July 12, 2024 and interest-free. The loan was fully repaid in July12, 2024.

(14)	One January 1, 2024, Beijin RETO obtained a working capital loan of $16,512 (RMB 0.1 million) from Shexian Ruibo hardware tools factory. The loan is from March 13, 2024 to January 1, 2025 and interest-free.

(15)	One April 27, 2024, Beijin RETO obtained a working capital loan of $19,264 (RMB 0.1 million) from Jinyue Kelley Trading (Beijing) Co., LTD. The loan is due on demanded and interest-free.

(16)	On November 20, 2023, Inner Mongolia REIT Ecological Environment Management Co., Ltd. obtained a working capital loan of $985,930 from Qihang Hongye Technology (Inner Mongolia) Co., Ltd. The loan is due on demand and bears an annual interest of 12%. After partial repayment, both the principle and interests of the loan were $470,959 (RMB3.4 million) as of June 30, 2024.